INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2021
INCOME TAXES
Schedule of reconciliation of the federal statutory rate o effective tax rate

	Years Ended December 31,
	2020	2019
U.S. federal tax benefit at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	7.84%	7.40%
Non-deductible expenses and other	(0.16)%	(1.04)%
Share-based compensation	(0.95)%	(1.01)%
Research and development credits	0.79%	1.07%
Change in valuation allowance, net	(28.52)%	(27.42)%
Effective tax rate	—%	—%

Schedule of changes in valuation allowance

	Balance at
(in thousands)	beginning	Charges to		Balance at
Valuation Allowance	of period	expenses	Deductions	end of period
Year ended December 31, 2020	$(7,278)	$(6,147)	$—	$(13,425)
Year ended December 31, 2019	(3,096)	(4,182)	—	(7,278)

Summary of tax effects of temporary differences that give rise to the deferred tax assets and deferred tax liabilities

The components of the Company’s net deferred tax assets and liabilities as of December 31, 2020 and 2019 are as follows (in thousands):

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss	$12,798	$6,961
Stock based compensation	—	—
Other accruals	77	73
Credit carryforwards	1,426	796
Total deferred tax assets	14,301	7,830
Valuation Allowance	(13,425)	(7,278)
Total deferred tax assets after valuation allowance	$876	$552
Deferred tax liability
Fixed Assets and liability	(876)	(552)
Net deferred tax assets	$—	$—

Summary of changes in the gross amount of unrecognized tax benefits

A reconciliation of the beginning and ending balance to total unrecognized tax position is as follows (in thousands):

	As of December 31,
	2020	2019
Unrecognized tax benefits, beginning of year	$614	$225
Increases related to prior year tax provisions	—	—
Increase related to current year tax provisions	414	389
Unrecognized tax benefits, end of year	$1,028	$614